Schedule of share capital issued (Details) - USD ($) $ in Thousands	1 Months Ended		3 Months Ended					12 Months Ended
	Sep. 30, 2025	May 31, 2025	Dec. 31, 2025	Sep. 30, 2025	Dec. 31, 2024	Sep. 30, 2024	Mar. 31, 2024	Dec. 31, 2025	Dec. 31, 2024
IfrsStatementLineItems [Line Items]
Number of shares, beginning of period							41,535,755	53,618,357	41,535,755
Amount balance, beginning of period								$ 213,528
Amount balance, private placement								29,345	$ 2,445
Amount balance, issuance costs	$ (2,460)	$ (2)	$ (17)		$ (15)			(2,705)	$ (141)
Number of shares, exercise of warrants		109,545	1,243,000	2,380,554	3,736,400	228,000	321,735
Amount balance, exercise of warrants		$ 75	$ 857	$ 2,188	$ 1,785	$ 101	$ 155
Number of shares, end of period					53,618,357				53,618,357
Amount balance, end of period			$ 242,444		$ 213,528			$ 242,444	$ 213,528
Class A common shares [member]
IfrsStatementLineItems [Line Items]
Number of shares, beginning of period							41,535,755	53,618,357	41,535,755
Amount balance, beginning of period							$ 209,296	$ 213,528	$ 209,296
Number of shares, private placement	9,584,100							15,086,208	7,466,568
Amount balance, private placement								$ 29,345	$ 2,445
Number of shares, issuance costs									329,899
Amount balance, issuance costs								$ (3,549)	$ (254)
Number of shares, exercise of warrants								3,733,099	4,286,135
Amount balance, exercise of warrants								$ 3,120	$ 2,041
Number of shares, end of period			72,437,664		53,618,357			72,437,664	53,618,357
Amount balance, end of period			$ 242,444		$ 213,528			$ 242,444	$ 213,528